Operations (Details)	12 Months Ended
Dec. 31, 2025 segment country
Disclosure of detailed information about business combination [line items]
Number of countries | country	18
Number of operating segments | segment	3
Proportion of ownership interest in associate	51.71%
Itausa Investimentos S A
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	39.21%